MIG Core ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 72.9%

Communication Services — 9.4%
Alphabet, Cl C	60,869	$18,956,433
Meta Platforms, Cl A	32,497	21,063,905
Reddit, Cl A*	27,395	3,994,465
ROBLOX, Cl A*	42,505	2,918,393
Spotify Technology*	5,224	2,690,047
		49,623,243
Consumer Discretionary — 3.3%
Amazon.com*	82,572	17,340,120
Consumer Staples — 5.3%
Celsius Holdings*	527,774	28,293,964
Financials — 2.8%
Credit Acceptance*	31,248	14,785,929
Health Care — 9.3%
DexCom*	301,768	22,158,824
Eli Lilly	10,872	11,437,235
Sotera Health*	988,508	16,063,255
		49,659,314
Industrials — 4.0%
Advanced Drainage Systems	105,901	18,145,077
Solv Energy, Cl A*	100,000	3,152,000
		21,297,077
Information Technology — 35.4%
Applied Materials	20,359	7,579,656
Broadcom	80,320	25,666,256
Ciena*	19,032	6,636,459
Coherent*	36,594	9,475,284
Datadog, Cl A*	28,767	3,220,753
KLA	4,445	6,776,625
Lam Research	41,595	9,728,654
Micron Technology	37,205	15,342,226
Microsoft	52,335	20,554,048
MongoDB, Cl A*	17,964	5,900,635
NVIDIA	22,159	3,926,353
Palo Alto Networks*	17,548	2,613,248
PTC*	19,888	3,114,262
Rubrik, Cl A*	57,876	3,007,237
Seagate Technology Holdings	32,150	13,112,056
Shopify, Cl A*	32,593	3,934,953
Snowflake, Cl A*	15,558	2,620,123
Synopsys*	4,583	1,897,362
Taiwan Semiconductor Manufacturing ADR	50,471	18,905,427
TD SYNNEX	27,595	4,327,172
Western Digital	67,406	18,853,458
Zscaler*	15,901	2,337,288
		189,529,535
Materials — 3.4%
Knife River*	206,575	18,381,044

Total Common Stock
(Cost $227,033,910)		388,910,226

EXCHANGE-TRADED FUNDS — 27.1%

Domestic Equity — 27.1%
Invesco QQQ Trust, Series 1	52,097	31,637,987

Description	Shares	Fair Value
Domestic Equity (continued)
VanEck Semiconductor ETF	52,336	$21,267,781
Vanguard S&P 500 ETF	145,004	91,503,324
		144,409,092
Total Exchange-Traded Funds
(Cost $134,545,364)		144,409,092

Total Investments - 100.0%
(Cost $361,579,274)		$533,319,318

Percentages based on Net Assets of $533,266,531.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

S&P— Standard & Poor's

MIG-QH-001-0100